OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASES
2024	$ 1,813
2025	1,542
2026	1,076
Total	4,431
Less: imputed interest	(212)
Present value of lease liabilities	$ 4,219	$ 4,204